CLAYMORE SECURITIES, INC.
                      250 NORTH ROCK ROAD, SUITE 150
                          WICHITA, KANSAS  67206


                       January 9, 2002



Securities and Exchange Committion
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention:  Filing Desk, Stop 1-4

          RE:  Claymore Securities Defined Portfolio, Series 115
                    (File No. 333-72292) (CIK No. 1138557)
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Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on January 4, 2002.


                    Very truly yours,


                      /S/ CLAYMORE SECURITIES, INC.
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                    CLAYMORE SECURITIES, INC.